Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		51,236,189
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	35,764,660